LONG-TERM INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Investments [Abstract]
Schedule of summarized financial information of equity method investee

Balance Sheets (Unaudited)

	June 30,	December 31,
	2019	2018
Current Assets	$33,254	$20,997
Noncurrent Assets	1,004	-
Current Liabilities	1,269,350	1,238,711
Shareholders’ Equity (Deficit)	(1,235,092)	(1,217,714)

Statement of Operation (Unaudited)

From the period from May 24, 2019 to June 30, 2019
Net Sales	$524
Gross profit	64
Net loss	(12,128)
Share of profit (losses) from investment
accounted for using the equity method	(2,426)